Unaudited Condensed Consolidated Balance Sheets		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Current Assets
Cash and cash equivalents		¥ 5,536,235	$ 779,762	¥ 9,873,678
Restricted cash		103,954,158	14,641,637	4,999,974
Accounts receivable, net		83,367,397	11,742,052	77,750,249
Deferred offering cost		6,009,101	846,364	4,223,769
Prepaid expenses and other current assets, net		11,549,777	1,626,752	8,332,330
Total Current Assets		219,775,639	30,954,750	113,706,012
Property and equipment, net		2,516	354	2,516
Intangible assets, net		1,596,592	224,875	2,183,677
Operating lease right of use assets		3,340,565	470,509	4,327,705
Restricted cash, noncurrent		5,000,000	704,235	5,000,000
Deferred tax assets		3,007,328	423,573	1,604,757
Other non-current assets		1,461,106	205,792	1,211,500
Total Non-Current Assets		14,408,107	2,029,338	14,330,155
Total Assets		234,183,746	32,984,088	128,036,167
Current Liabilities
Short-term borrowings		26,814,237	3,776,706	27,267,797
Accounts payable		44,671,491	6,291,848	31,436,527
Insurance premium payable		107,381,104	15,124,312	3,553,377
Income tax payable		28,146	3,964	28,343
Operating lease liabilities, current		1,985,778	279,691	2,009,034
Accrued expenses and other liabilities		9,819,860	1,383,097	14,714,898
Subscription fees advanced from shareholders		15,000,000	2,112,706	15,000,000
Total Current Liabilities		217,490,816	30,632,939	94,300,176
Operating lease liabilities, noncurrent		1,333,518	187,822	2,273,154
Deferred tax liabilities				7,698
Total Liabilities		218,824,334	30,820,761	96,581,028
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital		168,973,780	23,799,418	168,973,780
Accumulated deficit		(153,638,997)	(21,639,599)	(137,544,783)
Accumulated other comprehensive income		3,605	508	5,118
Total Shareholders’ Equity		15,359,412	2,163,327	31,455,139
Total Liabilities and Shareholders’ Equity		234,183,746	32,984,088	128,036,167
Class A ordinary shares
Shareholders’ Equity
Ordinary Shares	[1]	8,820	1,318	8,820
Class B ordinary shares
Shareholders’ Equity
Ordinary Shares	[1]	12,204	1,682	12,204
Related Party
Current Assets
Due from related parties		9,358,971	1,318,183	8,526,012
Current Liabilities
Due to related parties		¥ 11,790,200	$ 1,660,615	¥ 290,200

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.